CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Investments:
Fixed income securities, available-for-sale	$ 4,692,200	$ 4,122,600
Fixed income securities, trading	1,199,900	1,485,700
Short-term investments, available for sale	261,900	93,600
Short-term investments, trading at fair value	1,000	2,100
Catastrophe bonds, trading at fair value (amortized cost — 2024: $1.0 and 2023: $1.6)	1,000	1,600
Privately-held Investments, available for sale, at fair value	24,200	14,900
Privately-held Investments	286,800	475,000
Investments, equity method	7,300	7,600
Other Investments	267,200	209,300
Investments, Excluding Derivative Assets	6,741,500	6,412,400
Reinsurance recoverables:
Cash and Cash Equivalents, at Carrying Value	914,200	1,028,100
Unpaid losses recoverable from reinsurers (net of allowance for expected credit losses of 2024: $27.5 and 2023: $3.7)	4,172,000	4,577,800
Ceded unearned premiums	901,700	733,500
Receivables:
Underwriting premiums receivables (net of allowance for expected credit losses of 2024: $24.6 and 2023: $21.0)	1,617,000	1,435,300
Deferred acquisition costs	322,100	296,200
Derivative assets	17,000	31,700
Right-of-use operating lease assets	53,500	61,600
Income taxes refundable	900	4,300
Deferred tax assets	397,900	312,600
Other assets	590,800	309,600
Intangible assets and goodwill	19,900	21,700
Total assets	15,748,500	15,224,800
Insurance Reserve [Abstract]
Reserve for losses and loss adjustment expenses	8,122,600	7,810,600
Unearned premiums	2,645,800	2,426,300
Total insurance reserves	10,768,400	10,236,900
Reinsurance premiums	901,100	1,416,600
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
Income taxes payable	6,800	12,600
Deferred tax liabilities	1,100	1,600
Accrued expenses and other payables	237,200	214,400
Payables for securities purchased	36,900	22,300
Operating lease liabilities	75,600	86,100
Derivative liabilities	49,500	25,800
Short-Term Debt	300,000	300,000
Total liabilities	12,376,600	12,316,300
Commitments and contingent liabilities	0	0
Common Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Ordinary shares, value	91	91
Preference shares, value	970,500	753,500
Additional paid-in capital	761,700	761,700
Retained earnings	2,029,700	1,793,500
Accumulated other comprehensive (loss)	(390,100)	(400,300)
Total shareholders' equity	3,371,900	2,908,500
Total liabilities and shareholders’ equity	$ 15,748,500	$ 15,224,800